As filed with the U.S. Securities and Exchange Commission on May 6, 2016

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 196	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 197	☒

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 196/197 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Austin, the State of Texas on this 6th day of May, 2016.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 196/197 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ David G. Booth*	President, Director, Chairman	May 6, 2016
David G. Booth	and Co-Chief Executive Officer

/s/ Eduardo A. Repetto*	Director, Co-Chief Executive	May 6, 2016
Eduardo A. Repetto	Officer and Co-Chief Investment Officer

/s/ Gregory K. Hinkle	Chief Financial Officer,	May 6, 2016
Gregory K. Hinkle	Treasurer, Controller and Vice President

/s/ George M. Constantinides*	Director	May 6, 2016
George M. Constantinides

/s/ John P. Gould*	Director	May 6, 2016
John P. Gould

/s/ Roger G. Ibbotson*	Director	May 6, 2016
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	May 6, 2016
Edward P. Lazear

/s/ Myron S. Scholes*	Director	May 6, 2016
Myron S. Scholes

/s/ Abbie J. Smith*	Director	May 6, 2016
Abbie J. Smith

*By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-In-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase